Exhibit 99.1

SLM Student Loan Trust 2012-3

Monthly Servicing Report

Distribution Date 03/27/2023

Collection Period 02/01/2023 - 02/28/2023

Navient Funding, LLC - Depositor

Navient Solutions -  Master Servicer and Administrator

Deutsche Bank National Trust Company - Indenture Trustee

Deutsche Bank Trust Company Americas - Eligible Lender Trustee

Navient Funding - Excess Distribution Certificateholder

Page 1 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023

I.	Deal Parameters

A	Student Loan Portfolio Characteristics	05/03/2012	01/31/2023	02/28/2023
	Principal Balance	$1,207,071,961.47	$312,993,509.71	$309,611,132.15
	Interest to be Capitalized Balance	24,814,000.46	3,839,106.68	3,929,640.04
	Pool Balance	$1,231,885,961.93	$316,832,616.39	$313,540,772.19
	Capitalized Interest Account Balance	$11,000,000.00	-	-
	Specified Reserve Account Balance	3,123,383.00	- N/A -	- N/A -
	Adjusted Pool (1)	$1,246,009,344.93	$316,832,616.39	$313,540,772.19
	Weighted Average Coupon (WAC)	6.41%	6.57%	6.57%
	Number of Loans	294,137	54,281	53,524
	Aggregate Outstanding Principal Balance - Tbill		$11,238,630.83	$10,964,309.64
	Aggregate Outstanding Principal Balance - LIBOR		$305,593,985.56	$302,576,462.55
	Pool Factor		0.253597353	0.250962514
	Since Issued Constant Prepayment Rate		(21.68)%	(23.06)%

(1)	The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than or equal to 40% of the original pool.

B	Debt Securities	Cusip/Isin	02/27/2023	03/27/2023
	A	78447AAA2	$276,059,290.23	$272,800,364.47
	B	78447AAB0	$37,605,000.00	$37,605,000.00

C	Account Balances	02/27/2023	03/27/2023
	Reserve Account Balance	$1,249,353.00	$1,249,353.00
	Capitalized Interest Account Balance	-	-
	Floor Income Rebate Account	$414,591.21	$65,666.94
	Supplemental Loan Purchase Account	-	-

D	Asset / Liability	02/27/2023	03/27/2023
	Adjusted Pool Balance + Supplemental Loan Purchase	$316,832,616.39	$313,540,772.19
	Total Notes	$313,664,290.23	$310,405,364.47
	Difference	$3,168,326.16	$3,135,407.72
	Parity Ratio	1.01010	1.01010

Page 2 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023

II.	Trust Activity 02/01/2023 through 02/28/2023

A	Student Loan Principal Receipts
	Borrower Principal	687,960.54
	Guarantor Principal	2,512,080.34
	Consolidation Activity Principal	1,272,982.20
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	-
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	50.01
	Total Principal Receipts	$4,473,073.09
B	Student Loan Interest Receipts
	Borrower Interest	354,464.56
	Guarantor Interest	89,711.37
	Consolidation Activity Interest	35,136.59
	Special Allowance Payments	321,544.96
	Interest Subsidy Payments	197,805.14
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	119.40
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	27,634.89
	Total Interest Receipts	$1,026,416.91
C	Reserves in Excess of Requirement	-
D	Investment Income	$22,570.78
E	Funds Borrowed from Next Collection Period	-
F	Funds Repaid from Prior Collection Period	-
G	Loan Sale or Purchase Proceeds	-
H	Initial Deposits to Collection Account	-
I	Excess Transferred from Other Accounts	$414,591.210
J	Other Deposits	-
K	Funds Released from Capitalized Interest Account	-
L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	-
	Consolidation Loan Rebate Fees to Dept. of Education	-
	Floor Income Rebate Fees to Dept. of Education	$(665,015.68)
	Funds Allocated to the Floor Income Rebate Account	$(65,666.94)
M	AVAILABLE FUNDS	$5,205,969.37
N	Non-Cash Principal Activity During Collection Period	$(1,090,695.53)
O	Non-Reimbursable Losses During Collection Period	$70,520.48
P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$50.11
Q	Aggregate Loan Substitutions	-

Page 3 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023

III.	2012-3 Portfolio Characteristics

		02/28/2023				01/31/2023
		Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM:	IN SCHOOL	6.62%	55	$219,829.87	0.071%	6.620%	56	$223,329.87	0.071%
	GRACE	6.80%	5	$21,165.00	0.007%	6.800%	5	$23,165.00	0.007%
	DEFERMENT	6.48%	3,270	$18,029,652.60	5.823%	6.480%	3,291	$18,317,930.29	5.852%

REPAYMENT:	CURRENT	6.54%	31,879	$172,471,070.51	55.706%	6.540%	32,351	$173,195,144.17	55.335%
	31-60 DAYS DELINQUENT	6.64%	1,993	$13,532,760.73	4.371%	6.610%	1,446	$9,599,079.94	3.067%
	61-90 DAYS DELINQUENT	6.62%	984	$6,521,298.12	2.106%	6.700%	1,001	$6,513,933.86	2.081%
	91-120 DAYS DELINQUENT	6.70%	659	$4,426,810.29	1.430%	6.520%	754	$4,990,355.43	1.594%
	> 120 DAYS DELINQUENT	6.58%	3,355	$21,780,068.04	7.035%	6.590%	3,744	$23,985,611.64	7.663%

	FORBEARANCE	6.64%	10,274	$66,319,248.61	21.420%	6.620%	10,697	$70,127,026.39	22.405%
	CLAIMS IN PROCESS	6.52%	1,048	$6,287,161.30	2.031%	6.580%	936	$6,017,933.12	1.923%
	AGED CLAIMS REJECTED	3.44	2	$2067.08	0.001%	0.001%	0		0.000%

TOTAL			53,524	$309,611,132.15	100.00%		54,281	$312,993,509.71	100.00%

*	Percentages may not total 100% due to rounding

Page 4 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023

IV.	2012-3 Portfolio Characteristics (cont'd)

	02/28/2023	01/31/2023
Pool Balance	$313,540,772.19	$316,832,616.39
Outstanding Borrower Accrued Interest	$12,331,320.89	$12,467,966.74
Borrower Accrued Interest to be Capitalized	$3,929,640.04	$3,839,106.68
Borrower Accrued Interest >30 Days Delinquent	$1,804,172.14	$1,754,201.71
Total # Loans	53,524	54,281
Total # Borrowers	25,283	25,652
Weighted Average Coupon	6.57%	6.57%
Weighted Average Remaining Term	170.08	168.86
Non-Reimbursable Losses	$70,520.48	$43,233.55
Cumulative Non-Reimbursable Losses	$8,286,256.32	$8,215,735.84
Since Issued Constant Prepayment Rate (CPR)	-23.06%	-21.68%
Loan Substitutions	-	-
Cumulative Loan Substitutions	-	-
Rejected Claim Repurchases	-	-
Cumulative Rejected Claim Repurchases	$924,043.85	$924,043.85
Unpaid Primary Servicing Fees	-	-
Unpaid Administration Fees	-	-
Unpaid Carryover Servicing Fees	-	-
Note Principal Shortfall	-	-
Note Interest Shortfall	-	-
Unpaid Interest Carryover	-	-
Non-Cash Principal Activity - Capitalized Interest	$1,159,841.64	$1,286,701.63
Borrower Interest Accrued	$1,503,063.47	$1,679,803.07
Interest Subsidy Payments Accrued	$53,822.78	$60,651.81
Special Allowance Payments Accrued	$135,820.22	$136,023.32

Page 5 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023

V.	2012-3 Portfolio Statistics by School and Program

A	LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- GSL (1) - Subsidized	6.41%	28,966	127,010,786.76	41.023%
	- GSL - Unsubsidized	6.51%	23,356	164,148,941.98	53.018%
	- PLUS (2) Loans	8.17%	1,202	18,451,403.41	5.960%
	- SLS (3) Loans	0.00%	0	-	0.000%
	- Consolidation Loans	0.00%	0	-	0.000%
	Total	6.57%	53,524	$309,611,132.15	100.000%

B	SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	%*
	- Four Year	6.58%	43,370	264,880,823.18	85.553%
	- Two Year	6.51%	8,553	37,517,293.82	12.118%
	- Technical	6.46%	1,568	7,055,290.17	2.279%
	- Other	6.13%	33	157,724.98	0.051%
	Total	6.57%	53,524	$309,611,132.15	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023

VI.	2012-3 Waterfall for Distributions

		Paid	Remaining Funds Balance
Total Available Funds			$5,205,969.37
A	Trustee Fees	-	$5,205,969.37
B	Primary Servicing Fee	$120,243.93	$5,085,725.44
C	Administration Fee	$6,667.00	$5,079,058.44
D	Class A Noteholders' Interest Distribution Amount	$1,130,892.22	$3,948,166.22
E	Class B Noteholders' Interest Distribution Amount	$162,825.47	$3,785,340.75
F	Reserve Account Reinstatement	-	$3,785,340.75
G	Class A Noteholders' Principal Distribution Amount	$3,258,925.76	$526,414.99
H	Class B Noteholders' Principal Distribution Amount	-	$526,414.99
I	Unpaid Expenses of The Trustees	-	$526,414.99
J	Carryover Servicing Fee	-	$526,414.99
K	Remaining Amounts to the Noteholders after the first auction date	-	$526,414.99
L	Excess Distribution Certificateholder	$526,414.99	-

Waterfall Triggers
A	Student Loan Principal Outstanding	$309,611,132.15
B	Interest to be Capitalized	$3,929,640.04
C	Capitalized Interest Account Balance	-
D	Reserve Account Balance (after any reinstatement)	$1,249,353.00
E	Less: Specified Reserve Account Balance	$(1,249,353.00)
F	Total	$313,540,772.19
G	Class A Notes Outstanding (after application of available funds)	$272,800,364.47
H	Insolvency Event or Event of Default Under Indenture	N
I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023

VII.	2012-3 Distributions

Distribution Amounts

	A	B
Cusip/Isin	78447AAA2	78447AAB0
Beginning Balance	$276,059,290.23	$37,605,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.65%	0.95%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	2/27/2023	2/27/2023
Accrual Period End	3/27/2023	3/27/2023
Daycount Fraction	0.07777778	0.07777778
Interest Rate*	5.26700%	5.56700%
Accrued Interest Factor	0.004096556	0.004329889
Current Interest Due	$1,130,892.22	$162,825.47
Interest Shortfall from Prior Period Plus Accrued Interest	-	-
Total Interest Due	$1,130,892.22	$162,825.47
Interest Paid	$1,130,892.22	$162,825.47
Interest Shortfall	-	-
Principal Paid	$3,258,925.76	-
Ending Principal Balance	$272,800,364.47	$37,605,000.00
Paydown Factor	0.002683348	0.000000000
Ending Balance Factor	0.224619485	1.000000000

* Pay rates for Current Distribution.  For the interest rates applicable to the next distribution date, please see https://images.navient.com/investors/data/abrate.txt.

Page 8 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023

VIII.	2012-3 Reconciliations

A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$313,664,290.23
	Adjusted Pool Balance	$313,540,772.19
	Overcollateralization Amount	$3,135,407.72
	Principal Distribution Amount	$3,258,925.76
	Principal Distribution Amount Paid	$3,258,925.76

B	Reserve Account Reconciliation
	Beginning Period Balance	$1,249,353.00
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00
	Balance Available	$1,249,353.00
	Required Reserve Acct Balance	$1,249,353.00
	Release to Collection Account	-
	Ending Reserve Account Balance	$1,249,353.00

C	Capitalized Interest Account
	Beginning Period Balance	-
	Transfers to Collection Account	-
	Ending Balance	-

D	Floor Income Rebate Account
	Beginning Period Balance	$414,591.21
	Deposits for the Period	$65,666.94
	Release to Collection Account	$(414,591.21)
	Ending Balance	$65,666.94

E	Supplemental Purchase Account
	Beginning Period Balance	-
	Supplemental Loan Purchases	-
	Transfers to Collection Account	-
	Ending Balance	-

Page 9 of 9	Trust 2012-3 Monthly Servicing Report: Collection Period 02/01/2023 - 02/28/2023, Distribution Date 03/27/2023